Statutory Accounting Measurements (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Statutory Accounting Practices [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term			8 years
Allowance for Doubtful Accounts, Premiums and Other Receivables	$ 740,000		$ 484,000	$ 4,254,000
Provision for Doubtful Accounts	64,000	(79,000)		248,000
Statutory Accounting Practices, Statutory Capital and Surplus, Balance			52,200,000	50,000,000
American Service Insurance Company, Inc [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Net Income Amount			(1,600,000)	(497,000)
American Country Insurance Company, Inc [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Net Income Amount			$ (457)	$ (2,300,000)